1. BACKGROUND	6 Months Ended
Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NOTE 1. BACKGROUND

NOTE 1 – BACKGROUND

AutoChina International Limited (the “Company” or “AutoChina”) is a holding company whose only business operations are conducted through its wholly owned subsidiary, AutoChina Group Inc. (“ACG”). ACG’s operations primarily consist of the commercial vehicle sales, servicing, leasing and support business, which provides financing to customers to purchase commercial vehicles and related services. In April 2013, the Company commenced office leasing business in China.

The Company owns a store branch network in different regions of China to provide commercial vehicle sales and services which include leasing services, general support services, licensing and permit services, insurance services and registration services, to its lessee. As of June 3, 2013, the Company had 535 stores in 26 provinces or provincial-level regions.

The Company launched its own insurance agency business in December 2011 and has signed agreements with various major insurance companies in China to sell insurance. AutoChina’s 535 store locations are each licensed to sell insurance from these carrier partners.

On August 30, 2012, the Company’s independent directors approved, and the Company entered into, an equity transfer agreement through its wholly owned subsidiary, ACG, to purchase 100% of the equity of Heat Planet Holdings Limited (“Heat Planet”) and its subsidiaries, whose primary asset consists of 23 floors, or over 60,000 square meters, of newly constructed office space in the Kai Yuan Center building (the “Real Estate Asset”). Heat Planet was controlled by the Company’s Chairman and Chief Executive Officer, Mr. Yong Hui Li. The total transaction value of approximately RMB1 billion ($159.3 million) was negotiated and approved by the Company’s Audit Committee and equals the appraisal value that was determined by a third party appraisal of the Real Estate Asset. Located at 5 East Main Street in Shijiazhuang, where the Company is currently based, the 245-meter tall Kai Yuan Center is the tallest building in Shijiazhuang and Hebei Province and will also be occupied by a Hilton Worldwide-operated, five-star hotel. The acquisition closed on September 11, 2012, and on October 12, 2012, the Company entered into a written consent with Heat Planet and its seller to modify the required timeframe to provide audited financial statements of Heat Planet to be delivered to the Company. The required audited financial statements of Heat Planet were delivered to the Company on December 26, 2012.The building was completed in April 2013, and AutoChina moved its headquarters to the new Kai Yuan Center, which serves as the control center for each of the Company’s 535 commercial vehicle financial centers located throughout China. The Company does not anticipate that it will occupy the entire office space purchased, and has commenced leasing out the unoccupied space, the proceeds from which will be reported as rental income.

Heat Planet’s equity was purchased for approximately $56.4 million. In connection with the acquisition, the Company assumed approximately $102.9 million in debt, resulting in a total transaction value of approximately $159.3 million. The $56.4 million purchase price is payable within six months of occupation of the Real Estate Asset, and any unpaid amounts after such six months will begin to accrue interest at the one-year rate announced by the People’s Bank of China (6.00% as of June 30, 2013).

In January 2013, the Company agreed to amend the contractual arrangements (the “Enterprise Agreements”) with its variable interest entities (“VIEs”), Kaiyuan Auto Trade Co., Ltd. (“Kaiyuan Auto Trade”) and Hebei Shijie Kaiyuan Logistics Co., Ltd. (“Kaiyuan Logistics”) and their registered shareholder, Hebei Kaiyuan Real Estate Development Co., Ltd. (“Hebei Kaiyuan”). Under the amendment to the Enterprise Agreements, Hebei Kaiyuan transferred its entire equity interest held in Kaiyuan Auto Trade (2%) and Kaiyuan Logistics (100%) to its parent company, Hebei Shengrong Investment Co., Ltd. (“Hebei Shengrong Investment”). Thereafter, Hebei Shengrong Investment became the registered shareholder of these two VIEs. Except for authorizing such transfer, the rights and obligations of the Company and the VIEs in the Enterprise Agreements remain unchanged. The amendment of the Enterprise Agreements does not have any financial impact to the Company’s financial positions and operating results.

In March 2013, the Company performed a group restructuring to transfer the entire equity interest of its subsidiary, Hebei Chuangjie Trading Co., Ltd. (“Chuangjie Trading”) from Ganglian Finance Leasing Co., Ltd. (“Ganglian Finance Leasing”) to Kaiyuan Auto Trade. The change resulted in Chuangjie Trading becoming a VIE of the Company. In addition, Fancy Think Limited transferred a 10% interest in Hebei Chuanglian Finance Leasing Co., Ltd. to Ganglian Finance Leasing. Accordingly, Fancy Think Limited and Ganglian Finance Leasing hold 80% and 20% interest of Chuanglian, respectively. The change in group structure does not have any financial impact to the Company’s financial position or operating results.

In March 2013, Ganglian Finance Leasing entered into a mortgage financing arrangement with China CITIC Bank, Shijiazhuang, Hebei Province Branch (“CITIC Bank”), whereby CITIC Bank agreed to provide up to 50% of the mortgage financing to Ganglian Finance Leasing’s lessees of commercial vehicles. Ganglian Finance Leasing agreed to provide a full guarantee to CITIC Bank for such mortgage financing and will provide a pledge of the ownership of the commercial vehicle to CITIC Bank to secure its guarantees.

In May 2013 Kaiyuan Auto Trade Co., Ltd. (“Kaiyuan Auto Trade”) changed its name to Kaiyuan Auto Trade Group Co., Ltd. (“Kaiyuan Auto Trade Group”). In June 2013 we established a new wholly-owned subsidiary called Hebei Ruiliang Property Services.

The following financial statement amounts and balances of the VIEs were included in the accompanying condensed consolidated financial statements as of June 30, 2013 and December 31, 2012 and for the six months ended June 30, 2013 and 2012:

	June 30,	December 31,
	2013	2012
	(unaudited)

Total assets	$297,377	$237,875
Total liabilities	107,794	83,221

	Six months ended June 30,
	2013	2012
	(unaudited)	(unaudited)

Revenues	$16,501	$8,546
Net (loss) income	(6,647)	706